Net Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Net Property, Plant and Equipment
Net Property, Plant and Equipment

Note 5 - Net Property, Plant and Equipment

The following table is a summary of property, plant and equipment at the end of each year:

	Useful				December 31,
(Millions of dollars)	Lives				2017	2016
Land and improvements	3	-	15	years	$224	$214
Buildings and improvements			30	years	525	486
Machinery and equipment	3	-	20	years	1,253	1,142
Vessels and vehicles	3	-	18	years	136	140
Office furniture and fixtures			5	years	34	32
Construction in progress					56	58
					2,228	2,072
Accumulated depreciation and amortization					(1,151)	(1,066)
Net property, plant and equipment					$1,077	$1,006

Seaboard’s capitalized interest on construction in progress projects was $4 million and $4 million for the years ended December 31, 2017 and 2016, respectively.